Finance Expense and Income - Summary of Finance Expense and Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of finance income expense [line items]
Interest expense	$ (1,588)	$ (1,753)
Interest income	240	293
Interest income on Brazilian tax credits	63	61
Net interest income/(expense)	(1,284)	(1,399)
Accretion expense	(315)	(382)
Interest on pensions	(37)	(45)
Accretion expense and interest on pensions	(351)	(427)
Net foreign exchange gains/(losses)	(161)	(162)
Net gains/(losses) on hedging instruments	(138)	(209)
Other financial income	29	4
Bank fees, taxes and other financial expense	(140)	(163)
Other financial results	(410)	(530)
Net finance income/(expense) excluding exceptional items	(2,046)	(2,357)
Exceptional finance income/(expense)	368	(530)
Net finance income/(expense)	$ (1,678)	$ (2,887)